Capital Management and Solvency - Summary of Minimum of Distributable Items under Dutch Law and the Freely Distributable Capital on the Basis of Solvency Requirements (Detail) - EUR (€) € in Millions	Dec. 31, 2022	Dec. 31, 2021
Disclosure of minimum of distributable items under Dutch law and the freely distributable capital on the basis of solvency requirements [abstract]
Reserves available for financial supervision purposes	€ 16,332	€ 19,431
Solvency requirement under the Financial Supervision Act	7,844	9,226
Total distributable reserves on the basis of solvency requirements	€ 8,488	€ 10,205